Basis of Presentation and Summary of Significant Accounting Policies - Consideration from Vendors (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Franchisor Disclosure [Line Items]
Royalty revenue and franchise fees	$ 11,587	$ 9,477	$ 34,144	$ 27,287	$ 38,032	$ 30,202	$ 25,057
Incentive [Member]
Franchisor Disclosure [Line Items]
Royalty revenue and franchise fees					$ 4,700	$ 3,400	$ 2,800